Schedule of Redeemable Non Controlling Interests (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Beginning balance, noncontrolling interests				$ 90,526	$ 251,052	$ 251,052
Reclass of BCH Preferred A-0 from temporary to permanent equity					125,500	160,500
Temporary equity, guaranteed payment accrual							$ 16,800
Ending balance, noncontrolling interests		$ 90,526		90,526		90,526	251,052
Redeemable Noncontrolling Interests [Member]
Beginning balance, noncontrolling interests		90,526	$ 251,052	90,526	251,052	251,052	950,493
Net income (loss)		1,692	4,423	3,359	8,779	12,394	16,793
Reclass of BCH Preferred A-0 from temporary to permanent equity			(125,526)		(125,526)	(160,526)	(699,441)
Temporary equity, guaranteed payment accrual		(1,692)	(4,423)	(3,359)	(8,779)	(12,394)	(16,793)
Ending balance, noncontrolling interests		$ 90,526	$ 125,526	90,526	125,526	90,526	251,052
Preferred Series A Subclass 0 [Member] | Redeemable Noncontrolling Interests [Member]
Beginning balance, noncontrolling interests	[1]			90,526	251,052	251,052	251,052
Net income (loss)	[1]					12,394	16,793
Reclass of BCH Preferred A-0 from temporary to permanent equity	[1]					(160,526)
Temporary equity, guaranteed payment accrual	[1]					(12,394)	(16,793)
Ending balance, noncontrolling interests	[1]					90,526	251,052
Preferred Series A Subclass 1 [Member] | Redeemable Noncontrolling Interests [Member]
Beginning balance, noncontrolling interests							699,441
Net income (loss)
Reclass of BCH Preferred A-0 from temporary to permanent equity							(699,441)
Temporary equity, guaranteed payment accrual
Ending balance, noncontrolling interests

[1]	For periods after September 30, 2024, the balance noted represents the BCH Preferred A-0 Redeemable due to the redesignation described above.